UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4906

Dreyfus Premier State Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	01/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Connecticut Series
January 31, 2008 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments--103.7%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut--73.6%
Connecticut	5.00	3/15/08	70,000 a	70,949
Connecticut	5.13	3/15/08	25,000 a	25,343
Connecticut	5.75	6/15/10	30,000 a	32,372
Connecticut	5.25	12/15/10	50,000	54,155
Connecticut	5.25	12/15/10	2,500,000 b,c	2,707,762
Connecticut	5.75	6/15/11	3,000,000 b,c	3,237,165
Connecticut	5.13	11/15/11	1,500,000 a	1,642,860
Connecticut	5.00	6/1/22	3,500,000	3,825,815
Connecticut	4.50	5/1/25	3,425,000	3,498,946
Connecticut
(Insured; FSA)	5.00	10/15/21	3,500,000	3,762,710
Connecticut
(Insured; MBIA)	5.25	3/15/10	5,100,000	5,170,686
Connecticut
(Insured; MBIA)	5.38	12/15/10	4,100,000	4,453,707
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/13	30,000	31,810
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/13	5,500,000 b,c	5,831,760
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/16	4,450,000 b,c	4,615,451
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/16	20,000	20,744
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/17	2,275,000	2,352,555
Connecticut,
Clean Water Fund Revenue	5.13	9/1/09	3,050,000 a	3,223,972
Connecticut,
Clean Water Fund Revenue	5.25	7/15/12	9,700,000 b,c	10,169,141
Connecticut,
Clean Water Fund Revenue	5.25	7/15/12	15,000	15,725
Connecticut,
Special Tax Obligation
(Transportation Infrastructure

Purposes)	5.38	9/1/08	2,500,000	2,549,450
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	7.13	6/1/10	3,400,000	3,644,732
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	4,585,000	5,189,211
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/12	4,180,000	4,712,616
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,183,380
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,567,398
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.70	4/1/12	1,990,000	2,057,163
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.80	4/1/21	3,000,000	3,107,700
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/11	1,765,000	1,865,464
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/18	2,300,000	2,332,660
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.75	12/1/23	1,000,000	1,045,440
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	3,200,000	3,278,496
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	1,945,000	1,985,631
Connecticut Development Authority,
Revenue (Duncaster Project)
(Insured; Radian)	5.50	8/1/11	2,405,000	2,542,013
Connecticut Development Authority,

Solid Waste Disposal Facility
Revenue (PSEG Power LLC
Project)	5.75	11/1/37	7,000,000	7,073,080
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project) (Insured;
XLCA)	5.10	9/1/37	6,250,000	6,118,875
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,809,428
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	3,115,020
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (Insured;
Radian)	5.13	7/1/30	1,500,000	1,512,360
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; FSA)	5.25	3/1/32	12,880,000	14,756,358
Connecticut Health and Educational
Facilities Authority, Revenue
(Griffin Hospital Issue)
(Insured; Radian)	5.00	7/1/23	1,280,000	1,315,059
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	3,528,280
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)	5.25	7/1/11	3,000,000 a	3,300,720
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)	5.50	7/1/11	2,150,000 a	2,383,038
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	1,958,845
Connecticut Health and Educational
Facilities Authority, Revenue
(New Britain General Hospital
Issue) (Insured; AMBAC)	6.13	7/1/14	1,000,000	1,016,060
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; MBIA)	5.00	7/1/22	1,000,000	1,046,850
Connecticut Health and Educational

Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,301,032
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.50	7/1/22	2,000,000	2,103,860
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,200,000	4,406,178
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	5,159,485
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/25	1,500,000	1,555,740
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	5,500,000	5,657,685
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,516,316
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program) (Insured; AMBAC)	5.63	11/15/11	415,000	419,424
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA)	4.50	11/15/20	1,830,000	1,835,874
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA)	4.80	11/15/22	4,970,000	5,052,005
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.45	5/15/14	1,000,000	1,025,040
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	3,290,000	3,352,674
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.05	11/15/21	4,925,000	5,003,308
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.10	11/15/27	5,000,000	5,024,500

Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.45	11/15/29	5,805,000	5,849,524
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,475,000	2,467,426
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	11/15/36	5,000,000	4,980,250
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	5,000,000	4,960,600
Connecticut Resource Recovery
Authority, Mid-Connecticut
System Subordinated Revenue	5.50	11/15/10	1,000,000 a	1,080,570
Connecticut Resource Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	1,000,000	998,280
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	3,250,000	3,244,410
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	7,270,000	7,272,617
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	6,990,550
Fairfield	5.50	4/1/11	2,030,000	2,224,941
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA)	5.00	11/15/30	5,000,000	5,124,400
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA)	5.00	8/15/35	5,160,000	5,264,696
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	4,840,000	4,990,234
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.35	9/1/27	2,000,000	2,061,560
Hamden
(Insured; MBIA)	5.25	8/15/14	5,000	5,701
Hartford,

Parking System Revenue	6.40	7/1/10	1,000,000 a	1,093,220
Hartford,
Parking System Revenue	6.50	7/1/10	1,500,000 a	1,643,340
Meriden,
GO (Insured; MBIA)	5.00	8/1/16	2,090,000	2,371,711
Middletown	5.00	4/15/08	1,760,000	1,771,123
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA)	5.00	8/1/30	2,000,000	2,077,900
Sprague,
EIR (International Paper
Company Project)	5.70	10/1/21	1,350,000	1,355,508
Stamford,
GO	6.60	1/15/10	2,750,000	2,983,750
Stamford,
Water Pollution Control System
and Facility Revenue (Insured;
AMBAC)	4.75	9/15/36	4,640,000	4,557,779
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,850,000 a	1,996,502
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,770,000 a	1,910,166
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	2,500,000 a	2,697,975
University of Connecticut,
GO (Insured; FGIC)	5.00	2/15/24	2,100,000	2,246,832
University of Connecticut,
GO (Insured; FSA)	5.00	2/15/24	1,225,000	1,302,187
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.75	11/15/10	2,500,000 a	2,752,900
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,425,000 a	2,686,609
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,000,000 a	2,215,760
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.25	11/15/21	1,755,000	1,878,183
Westport	5.00	8/15/16	1,500,000	1,670,940
U.S. Related--30.1%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,500,000 a	1,590,570
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,300,000 a	1,378,494
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,000,000 a	4,241,520
Children's Trust Fund of Puerto

Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	5,000,000 a	5,330,750
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	3,315,000	3,221,020
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	9,000,000	8,899,740
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	693,960
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/11	55,000 a	59,160
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	795,000	875,629
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000	1,680,911
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,035,320
Puerto Rico Commonwealth
(Insured; MBIA)	5.50	7/1/12	4,000,000 b,c	4,332,280
Puerto Rico Commonwealth
(Insured; MBIA)	5.50	7/1/13	7,900,000 b,c	8,622,297
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	1,500,000	1,513,635
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/26	3,000,000	3,021,150
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/16	3,270,000	3,621,198
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.25	7/1/12	2,600,000	2,825,082
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/12	50,000	54,154
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/13	100,000	109,143
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.25	7/1/14	4,925,000	5,341,212
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.65	7/1/15	6,690,000	7,588,534
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	6.00	7/1/15	2,000,000	2,303,620

Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	8,000,000 a	8,628,240
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/12	4,410,000 a	4,921,825
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	6.13	7/1/09	4,000,000	4,195,040
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	2,000,000	2,119,800
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.50	7/1/16	5,000,000 a	5,897,050
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,580,000 b,c	4,949,675
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	10,000	10,807
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.25	7/1/33	8,000,000	8,256,400
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	1,265,660
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	480,000	496,272
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	5,000,000	5,374,450
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Loan Notes	5.50	10/1/08	1,500,000	1,522,410
Virgin Islands Water and Power
Authority, Electric System
Revenue	5.30	7/1/21	1,750,000	1,754,830
Total Long-Term Municipal Investments
(cost $392,858,128)				405,612,058

Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.4%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)
(cost $5,490,000)	2.55	2/1/08	5,490,000 [d]	5,490,000

Total Investments (cost $398,348,128)	105.1%	411,102,058
Liabilities, Less Cash and Receivables	(5.1%)	(20,004,970)
Net Assets	100.0%	391,097,088

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to $44,465,531 or 11.4% of net assets.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Maryland Series
January 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.7%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--95.0%
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,395,599
Anne Arundel County,
Special Obligation Revenue
(Arundel Mills Project)	5.13	7/1/21	1,000,000	1,096,370
Anne Arundel County,
Special Obligation Revenue
(National Business Park
Project)	5.13	7/1/21	1,000,000	1,096,370
Anne Arundel County,
Special Obligation Revenue
(National Business Park
Project)	5.13	7/1/23	1,125,000	1,220,872
Baltimore,
Port Facilities Revenue
(Consolidated Coal Sales
Company Project)	6.50	12/1/10	4,090,000	4,185,297
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; FGIC)	5.00	7/1/22	565,000	617,014
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; MBIA)	5.00	7/1/23	1,355,000	1,436,273
Baltimore Board of School
Commissioners, School System
Revenue	5.00	5/1/16	1,500,000	1,643,895
Frederick County,
Educational Facilities Revenue
(Mount Saint Mary's University)	4.50	9/1/25	1,500,000	1,331,490
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove Adventist Hospital)
(Insured; FSA)	6.50	9/1/12	8,855,000	9,730,140
Harford County,
MFHR (GMNA
Collateralized-Affinity Old
Post Apartments Projects)	5.00	11/20/25	1,460,000	1,468,804
Howard County,
COP	8.15	2/15/20	605,000	852,590
Howard County,
GO (Consolidated Public
Improvement Project)	5.00	8/15/19	1,000,000	1,088,950

Howard County,
GO (Metropolitan District
Project)	5.25	2/15/12	155,000 a	170,776
Howard County,
GO (Metropolitan District
Project)	5.25	8/15/19	1,545,000	1,667,426
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000	2,838,480
Maryland,
State and Local Facilities Loan	5.00	8/1/16	5,000,000	5,509,700
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.00	9/1/23	515,000	519,269
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.60	7/1/33	1,200,000	1,206,036
Maryland Community Development
Administration, Department of
Housing and Community
Development (Single Family
Program)	4.95	4/1/15	4,345,000	4,491,774
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,265,000	1,276,145
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.05	7/1/47	1,000,000	958,790
Maryland Community Development
Administration, Department of
Housing and Community
Development, Multifamily
Development Revenue
(Washington Gardens)
(Collateralized; FNMA)	5.00	2/1/24	1,610,000	1,621,511
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.80	9/1/32	3,000,000	2,858,820
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.95	9/1/38	1,245,000	1,198,462
Maryland Community Development
Administration, Department of

Housing and Community
Development, Residential
Revenue	4.85	9/1/47	4,175,000	3,813,194
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/16	3,120,000	3,394,591
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/18	2,535,000	2,728,218
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.38	6/1/19	9,530,000	10,135,346
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	5,000,000	5,509,000
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000	3,231,295
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Frostburg
State University Project)	6.00	10/1/24	5,000,000	4,990,650
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Morgan State
University Project)	6.00	7/1/22	2,950,000	2,989,736
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	1,000,000	889,510
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	6.00	6/1/13	1,260,000 a	1,465,191
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects) (Insured; CIFG)	5.00	6/1/25	2,770,000	2,778,227
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,761,165
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,704,307

Maryland Health and Higher
Educational Facilities
Authority, FHA Insured
Mortgage Revenue (Western
Maryland Health System Issue)
(Insured; MBIA)	4.63	1/1/27	1,000,000	968,100
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/18	500,000	531,465
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/19	665,000	704,115
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/20	750,000	791,348
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/21	550,000	579,315
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	7,250,000	7,286,830
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins University Issue)	5.00	7/1/32	1,315,000	1,367,113
Maryland Health and Higher
Educational Facilities
Authority, Revenue (LifeBridge
Health Issue) (Insured;
Assured Guaranty)	5.00	7/1/28	2,000,000	2,056,660
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	5,075,000	5,014,049
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Union
Hospital of Cecil County)	6.70	7/1/09	875,000	898,485
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	6.00	7/1/12	2,000,000 a	2,278,820
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University

of Maryland Medical System
Issue)	6.00	7/1/12	3,000,000 a	3,418,230
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; AMBAC)	5.00	7/1/24	1,000,000	1,034,980
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; FGIC)	7.00	7/1/22	4,560,000	5,904,060
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	482,290
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	3,087,659
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000	533,503
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	5.50	5/1/20	420,000	420,832
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	6.00	5/1/35	1,000,000	996,560
Montgomery County,
Consolidated Public Improvement	5.25	10/1/15	2,000,000	2,192,740
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000	522,295
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000	3,080,672
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000	13,225,640
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	704,198
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	2,140,000	2,087,591
Morgan State University,
Academic and Auxiliary
Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/20	500,000	535,045
Morgan State University,
Academic and Auxiliary

Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/22	1,000,000	1,050,320
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000	1,480,220
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000	1,284,721
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/15	7,000,000	7,611,240
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/16	8,000,000	8,643,760
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	3,509,000
Washington Suburban Sanitary
District (General Construction)	5.00	6/1/15	5,000,000	5,410,300
Westminster,
Educational Facilities Revenue
(McDaniel College, Inc.
Project)	5.00	11/1/22	1,200,000	1,256,184
U.S. Related--3.7%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,023,040
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.13	7/1/30	1,970,000	2,036,547
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,254,638
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.25	8/1/57	3,000,000	3,064,140
Total Long-Term Municipal Investments
(cost $192,022,889)				196,197,988
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.4%	Rate (%)	Date	Amount ($)	Value ($)

Maryland;
Carroll County,
Revenue (Fairhaven and Copper
Ridge - Episcopal Ministries
to the Aging Inc. Obligated
Group Issue) (Insured; Radian
Group and Liquidity Facility;

Branch Banking and Trust Co.)
(cost $825,000)	5.00	2/7/08	825,000 [b]	825,000
Total Investments (cost $192,847,889)			99.1%	197,022,988
Cash and Receivables (Net)			.9%	1,859,090
Net Assets			100.0%	198,882,078

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Massachusetts Series
January 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.1%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--87.5%
Bellingham
(Insured; AMBAC)	5.00	3/1/17	1,945,000	2,082,045
Bellingham
(Insured; AMBAC)	5.00	3/1/18	2,040,000	2,162,665
Bellingham
(Insured; AMBAC)	5.00	3/1/19	2,140,000	2,268,678
Bellingham
(Insured; AMBAC)	5.00	3/1/20	2,245,000	2,379,992
Boston	5.75	2/1/10	1,000,000 a	1,066,760
Boston	5.75	2/1/10	3,945,000 a	4,208,368
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC)	5.00	5/1/16	1,750,000	1,881,372
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Company
Project)	7.38	5/15/15	1,640,000	1,656,466
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000	2,175,600
Brookline	5.25	4/1/20	3,860,000	4,070,640
Fall River
(Insured; MBIA)	5.25	6/1/10	1,000,000	1,012,220
Greater Lawrence Sanitation
District, GO (Insured; MBIA)	5.75	6/15/10	1,425,000 a	1,550,799
Holliston
(Insured; MBIA)	5.25	4/1/20	1,655,000	1,796,403
Holyoke Gas and Electric
Department, Revenue (Insured;
MBIA)	5.38	12/1/15	1,245,000	1,371,293
Hopkinton	5.00	9/1/17	1,735,000	1,880,740
Hopkinton	5.00	9/1/18	1,735,000	1,854,455
Hopkinton	5.00	9/1/19	1,735,000	1,854,455
Hopkinton	5.00	9/1/20	1,735,000	1,854,455
Marblehead	5.00	8/15/23	1,835,000	1,951,027
Marblehead	5.00	8/15/24	1,925,000	2,038,748
Massachusetts	5.25	8/1/22	2,650,000	3,022,802
Massachusetts	3.84	11/1/25	5,000,000 b	4,485,200
Massachusetts
(Insured; AMBAC)	6.00	8/1/10	1,500,000	1,632,255
Massachusetts
(Insured; FSA)	5.25	9/1/23	1,000,000	1,145,760
Massachusetts,

Consolidated Loan	5.00	3/1/15	60,000 a	67,625
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.13	3/1/12	3,000,000 a	3,270,690
Massachusetts,
Federal Highway	5.50	12/15/09	1,000,000	1,061,980
Massachusetts,
Federal Highway, GAN	5.50	6/15/14	1,000,000	1,035,260
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	6.20	3/1/16	2,055,000	2,407,597
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	7.00	3/1/21	1,000,000	1,258,430
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/10	905,000 a	967,065
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000	2,598,576
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/30	590,000	613,293
Massachusetts Bay Transportation
Authority, Sales Tax Revenue	5.00	7/1/12	1,000,000 a	1,097,980
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000	1,127,430
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; MBIA)	5.50	7/1/27	3,000,000	3,507,570
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA)	0.00	5/1/26	5,385,000	2,356,530
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,325,000	1,395,053
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured;
Radian)	6.00	3/1/30	1,905,000	1,989,925
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000	1,084,644
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.75	1/1/10	2,000,000 a	2,183,260
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/13	1,000,000 a	1,190,150
Massachusetts Development Finance
Agency, Revenue (Mount Holyoke
College Issue)	5.25	7/1/31	5,000,000	5,248,100

Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	5.75	6/20/22	600,000	666,294
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	6.00	6/20/44	1,500,000	1,632,810
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	2,407,125
Massachusetts Development Finance
Agency, RRR (Ogden Haverhill
Project)	5.50	12/1/19	1,200,000	1,207,896
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; MBIA)	5.63	1/1/14	2,000,000	2,202,580
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	1,890,680
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.70	7/1/11	370,000	372,723
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000	1,481,170
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.85	7/1/14	250,000	251,872
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	10,000,000	9,690,000
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; MBIA)	5.13	12/1/14	420,000	421,449
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	1/1/12	1,070,000 a	1,211,507
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	1/1/12	310,000 a	356,723
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	7/1/17	1,175,000	1,286,508
Massachusetts Health and
Educational Facilities

Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	4,030,000	4,290,499
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
College Program) (Insured;
AMBAC)	5.25	10/1/26	2,845,000	2,947,790
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hallmark
Health System Issue) (Insured;
FSA)	5.25	7/1/10	2,055,000	2,098,504
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
Pilgrim Health Care Issue)
(Insured; FSA)	5.25	7/1/11	1,675,000	1,708,165
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	6.00	7/1/10	2,500,000 a	2,738,900
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/22	2,945,000	3,109,567
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/35	1,030,000	1,075,887
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	5,000,000	5,751,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue)	6.50	7/15/12	2,250,000 a	2,617,717
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/11	1,290,000 a	1,438,969
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/11	1,100,000 a	1,235,982
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/16	1,520,000	1,688,583

Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/17	45,000	49,991
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	60,000	63,775
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	5,000,000	5,006,500
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Insured; MBIA)	5.13	7/1/11	1,000,000	1,012,020
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	1,129,733
Massachusetts Health and
Educational Facilities
Authority, Revenue (The
Schepens Eye Research
Institute, Inc. Issue)
(Insured; ACA)	6.50	7/1/28	2,100,000	2,096,325
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/17	1,700,000	1,996,905
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,915,014
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	2/15/30	2,000,000	2,053,840
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,887,420
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	978,740
Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; MBIA)	5.40	6/1/20	345,000	349,102
Massachusetts Housing Finance

Agency, Housing Revenue	5.00	12/1/24	1,620,000	1,632,571
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,250,000	1,254,962
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	1,978,180
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	2,000,000	2,022,040
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	2,000,000	2,004,920
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	3,000,000	2,952,660
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,180,000	2,145,360
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	2,000,000	2,004,980
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,315,000	1,243,911
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	2,000,000	2,021,880
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000	2,796,919
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/14	2,000,000	2,168,940
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,177,363
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.20	8/1/11	1,000,000 a	1,097,980
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/21	1,500,000	1,663,125
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/26	2,000,000	2,162,300
Medford
(Insured; AMBAC)	5.00	3/15/19	1,155,000	1,225,132
Narragansett Regional School
District, GO (Insured; AMBAC)	6.50	6/1/16	1,205,000	1,318,788
Pittsfield
(Insured; MBIA)	5.13	4/15/22	1,500,000	1,613,475
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	1,500,000 a	1,618,215
Route 3 North Transportation
Improvement Association, LR

(Insured; MBIA)	5.75	6/15/10	1,000,000 a	1,078,810
Sandwich
(Insured; MBIA)	5.00	7/15/19	1,000,000	1,095,040
Springfield,
Municipal Purpose Loan
(Insured; FGIC)	5.00	8/1/11	1,000,000 a	1,093,440
Triton Regional School District,
GO (Insured; FGIC)	5.25	4/1/19	1,420,000	1,519,996
Triton Regional School District,
GO (Insured; FGIC)	5.25	4/1/20	1,420,000	1,519,996
Westfield
(Insured; FGIC)	6.50	5/1/10	1,750,000 a	1,926,208
U.S. Related--11.6%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 a	2,120,760
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 a	2,120,760
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	2,000,000	1,943,300
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,231,131
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	289,150
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/16	1,240,000 a	1,437,631
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	1,500,000	1,513,635
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	760,000	760,220
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.25	7/1/14	1,000,000	1,104,910
Puerto Rico Commonwealth,
Public Improvement (Insured;
XLCA)	5.25	7/1/17	1,460,000	1,650,910
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/31	2,000,000	1,974,100
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	1,574,021
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,000,000	1,105,900
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	2,058,308

Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,339,778
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.25	8/1/57	3,000,000	3,064,140
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	525,000	542,798
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	500,000	507,320
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,016,430
Total Long-Term Municipal Investments
(cost $225,094,346)				233,877,014
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.4%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts;
Massachusetts Health and
Educational Facilities
Authority, Revenue (Children's
Hospital Issue) (Insured;
AMBAC and Liquidity Facility;
Bank of America)
(cost $1,000,000)	4.00	2/1/08	1,000,000 [c]	1,000,000
Total Investments (cost $226,094,346)			99.5%	234,877,014
Cash and Receivables (Net)			.5%	1,125,412
Net Assets			100.0%	236,002,426

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Michigan Series
January 31, 2008 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments--102.4%	Rate (%)	Date	Amount ($)	Value ($)

Michigan--100.6%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	4,460,000	4,617,349
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000	6,406,000
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	3,800,000	2,213,690
Detroit,
Water Supply System Revenue
(Insured; FGIC)	5.75	7/1/11	4,000,000 a	4,456,360
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	1,122,696
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	1,097,704
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000	1,198,800
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	3,500,000	3,555,405
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	2,220,000	2,281,294
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000	1,837,062
Grand Valley State University,
Revenue (Insured; FGIC)	5.25	12/1/10	3,000,000 a	3,237,720
Huron Valley School District,
GO - Unlimited Tax (Insured;
FGIC)	0.00	5/1/18	6,270,000	4,086,661
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000	2,379,660
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	2,000,000	2,094,580
Michigan Higher Education
Facilities Authority, LOR
(Hillsdale College Project)	5.00	3/1/35	1,200,000	1,204,944
Michigan Higher Education Student
Loan Authority, Student Loan

Revenue (Insured; AMBAC)	5.20	9/1/20	1,540,000	1,599,906
Michigan Hospital Finance
Authority, HR (Detroit Medical
Center)	8.13	8/15/12	75,000	75,082
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	1,000,000	989,480
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC)	6.00	12/1/27	3,500,000	3,742,095
Michigan Housing Development
Authority, Limited Obligation
MFHR (Deaconess Tower
Apartments) (Collateralized;
GNMA)	5.25	2/20/48	470,000	462,109
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.38	10/1/21	10,200,000 b,c	11,193,582
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	732,207
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	1,000,000	1,029,800
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	1,250,000	1,268,950
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	2,300,000	2,245,513
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	2,978,130
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; FGIC)	6.95	9/1/22	2,000,000	2,607,740
Oakland County Economic
Development Corporation,
Development Revenue (Orchard
Lake Schools Project)	5.00	9/1/37	1,000,000	986,270
Pontiac Tax Increment Finance
Authority, Revenue	6.38	6/1/12	3,170,000 a	3,652,886
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000	4,614,270
Stockbridge Community Schools,
School Building and Site Bonds
(GO - Unlimited Tax)	5.50	5/1/10	600,000 a	641,640

Sturgis Public School District,
School Building and Site Bonds
(GO - Unlimited Tax)	5.63	5/1/10	5,085,000 a	5,451,730
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	1,319,475
Wayne County Airport Authority,
Revenue (Detroit Metropolitan
Wayne County Airport)
(Insured; MBIA)	5.25	12/1/25	2,500,000	2,539,925
U.S. Related--1.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	289,150
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.30	6/1/23	1,410,000	1,311,920
Total Long-Term Municipal Investments
(cost $85,171,298)				91,521,785
Short-Term Municipal	Coupon	Maturity	Principal
Investment--2.0%	Rate (%)	Date	Amount ($)	Value ($)

Michigan;
Northern Michigan University Board
of Control, General Revenue
(Insured; FGIC and Liquidity
Facility; DEPFA Bank PLC)
(cost $1,800,000)	7.00	2/1/08	1,800,000 [d]	1,800,000
Total Investments (cost $86,971,298)			104.4%	93,321,785
Liabilities, Less Cash and Receivables			(4.4%)	(3,975,696)
Net Assets			100.0%	89,346,089

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, this security amounted to $11,193,582 or 12.5% of net assets.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Minnesota Series
January 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--102.3%	Rate (%)	Date	Amount ($)	Value ($)

Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	885,000	968,544
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	615,000	673,056
Anoka County,
SWDR (United Power Association
Project) (Guaranteed; National
Rural Utilities Cooperative
Finance Corporation)	6.95	12/1/08	635,000	641,826
Blooming Prairie Independent
School District Number 756, GO
School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; MBIA)	4.75	1/1/27	3,175,000	3,250,247
Bloomington Independent School
District Number 271 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.13	2/1/24	2,000,000	2,154,000
Chaska,
Electric Revenue	6.00	10/1/10	3,000,000 a	3,269,520
Chaska,
Electric Revenue	5.00	10/1/30	1,035,000	1,041,148
Columbia Heights,
MFHR (Crest View ONDC 1
Project) (Collateralized; GNMA)	6.63	10/20/12	1,500,000 a	1,825,935
Coon Rapids,
Multifamily Rental Housing
Revenue (GNMA Collateralized
Mortgage Loan - Mississippi
View Apartments Project)
(Collateralized; FHA)	4.95	10/20/41	2,700,000	2,550,015
Cottage Grove,
Senior Housing Revenue
(PHS/Cottage Grove, Inc.
Project)	5.25	12/1/46	1,500,000	1,285,695
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000	3,007,920

Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	972,842	1,026,251
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/27	400,000	399,728
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/37	400,000	388,252
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.00	4/1/20	2,510,000	2,726,588
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.00	4/1/21	2,640,000	2,867,806
Lakeville Independent School
District Number 194 (Minnesota
School District Credit
Enhancement Program) (Insured;
FGIC)	5.50	2/1/24	8,700,000	9,628,377
Mahtomedi Independent School
District Number 832 (Minnesota
School District Credit
Enhancement Program) (Insured;
MBIA)	0.00	2/1/17	1,275,000	903,720
Minneapolis	0.00	12/1/14	1,825,000	1,465,146
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.00	4/1/09	230,000 a	237,703
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.50	4/1/09	1,000,000 a	1,065,880
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000	2,076,420
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000	959,320
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,073,750
Minneapolis and Saint Paul Housing
and Redevelopment Authority,

Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,437,178
Minnesota,
Retirement System Building
Revenue	6.00	6/1/30	1,475,000	1,556,848
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	3,850,000 a	4,299,641
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	157,400
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/22	1,130,000	1,203,439
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/27	1,750,000	1,843,345
Minnesota Higher Education
Facilities Authority, Revenue
(Augsburg College)	5.00	5/1/36	1,500,000	1,442,835
Minnesota Higher Education
Services Office, Supplemental
Student Loan Program Revenue
(Insured; MBIA)	5.85	11/1/41	3,000,000 b	3,000,000
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/20	3,000,000	3,079,860
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/37	940,000	981,557
Minnesota Housing Finance Agency,
SFMR	5.80	1/1/19	875,000	894,801
Minnesota Housing Finance Agency,
SFMR (Insured; MBIA)	5.45	1/1/22	465,000	500,345
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000	2,025,880
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.50	10/1/47	1,350,000	1,381,928
Northern Municipal Power Agency,
Electric System Revenue
(Insured; FSA)	5.40	1/1/16	10,000,000 c,d	10,471,850
Northfield,
HR	6.00	11/1/11	2,000,000 a	2,243,280
Northfield,
HR	5.38	11/1/31	2,240,000	2,189,846

Ramsey,
LR (Pact Charter School
Project)	6.75	12/1/33	1,000,000	1,046,180
Rosemount-Apple Valley-Eagan
Independent School District
Number 196 (Minnesota School
District Credit Enhancement
Program) (Insured; MBIA)	0.00	4/1/14	2,960,000	2,394,906
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000	1,593,090
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,500,000	1,507,710
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.70	11/1/15	2,000,000	2,027,020
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000	2,037,760
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000	3,579,620
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	2,850,000 a	3,008,774
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/25	4,505,000	2,016,033
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/26	4,625,000	1,959,890
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000	1,029,430
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; MBIA)	5.50	2/1/32	2,000,000	2,068,400
Washington County Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;

ACA)	5.38	11/15/18	2,215,000	2,218,898
Willmar,
HR (Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000	4,118,440
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000	1,467,000
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,596,075
Total Long-Term Municipal Investments
(cost $114,404,597)				119,866,106
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.7%	Rate (%)	Date	Amount ($)	Value ($)

Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College) (LOC;
Bank of Montreal)
(cost $835,000)	2.15	2/1/08	835,000 [e]	835,000
Total Investments (cost $115,239,597)			103.0%	120,701,106
Liabilities, Less Cash and Receivables			(3.0%)	(3,473,115)
Net Assets			100.0%	117,227,991

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, this security amounted to $10,471,850 or 8.9% of net assets.
d	Collateral for floating rate borrowings.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, North Carolina Series
January 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.0%	Rate (%)	Date	Amount ($)	Value ($)

North Carolina--84.6%
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)	5.60	7/15/10	1,000,000 a	1,087,840
Cabarrus County,
COP (Installment Financing
Contract)	5.50	4/1/14	2,000,000	2,176,100
Cary	5.00	3/1/19	1,500,000	1,607,910
Charlotte	5.00	7/1/21	1,525,000	1,613,328
Charlotte	5.00	7/1/22	2,110,000	2,226,915
Charlotte,
Airport Revenue (Insured; MBIA)	5.75	7/1/09	1,500,000 a	1,591,545
Charlotte,
Storm Water Fee Revenue	6.00	6/1/10	2,000,000 a	2,186,300
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20	1,000,000	1,092,070
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36	1,000,000	1,002,730
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000	1,886,215
Durham County,
GO Public Improvement	5.00	6/1/18	1,000,000	1,119,680
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,034,720
Johnston County,
GO (Insured; MBIA)	4.50	2/1/25	1,250,000	1,270,587
New Hanover County,
GO, Public Improvement Bonds	5.75	11/1/10	1,700,000 a	1,886,422
North Carolina Capital Facilities
Financing Agency, Revenue
(Duke University Project)	5.13	10/1/12	1,000,000 a	1,108,400
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,141,020
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	3,000,000	3,167,310
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	855,000	880,718
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (DePaul Community

Facilities Project)	7.63	11/1/09	2,110,000 a	2,328,723
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000	950,800
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,206,301
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/10	1,000,000 a	1,092,810
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/10	2,000,000 a	2,185,620
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000	2,071,900
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	2,181,117
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33	1,000,000	988,290
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project)	6.50	7/1/13	1,000,000 a	1,193,610
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (United Church Homes
and Services)	5.25	9/1/21	1,000,000	932,700
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000	3,289,748
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25	500,000	494,080
Orange County,
COP (Orange County Public
Improvement Projects)

(Insured; AMBAC)	4.50	4/1/26	500,000	490,540
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000	1,048,600
Sampson County,
COP (Insured; FSA)	4.75	6/1/31	1,000,000	1,016,920
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	6/1/11	1,700,000 a	1,838,567
Wilkes County,
COP (Insured; MBIA)	4.50	6/1/26	1,000,000	964,940
Winston Salem,
COP	4.75	6/1/31	1,000,000	1,003,010
U.S. Related--14.4%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	289,150
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	993,200
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/16	605,000 a	701,425
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	395,000	395,115
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/29	1,315,000	1,410,679
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/15	1,000,000 a	1,135,280
Puerto Rico Public Finance
Corporation (Commonwealth
Appropriation Bonds) (Insured;
MBIA)	5.38	8/1/11	3,000,000 a	3,277,320
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	850,000	862,444
Total Long-Term Municipal Investments
(cost $59,255,491)				62,422,699
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.2%	Rate (%)	Date	Amount ($)	Value ($)

North Carolina;
Board of Governors of the
University of North Carolina,
University of North Carolina
Hospitals at Chapel Hill
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)
(cost $100,000)	2.05	2/1/08	100,000 [b]	100,000
Total Investments (cost $59,355,491)			99.2%	62,522,699

Cash and Receivables (Net)	.8%	507,724
Net Assets	100.0%	63,030,423

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Ohio Series
January 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.7%	Rate (%)	Date	Amount ($)	Value ($)

Ohio--93.6%
Adena Local School District,
GO School Improvement Bonds	5.50	12/1/21	1,085,000	1,213,128
Akron	6.00	12/1/12	1,380,000	1,588,849
Akron
(Insured; MBIA)	5.50	12/1/20	1,460,000	1,582,640
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	1,000,000	1,057,640
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000	743,782
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000	496,760
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	600,000	576,666
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000	946,100
Brunswick City School District,
GO School Improvement Bonds
(Insured; AMBAC)	5.00	12/1/23	2,000,000	2,059,600
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	5,000,000	4,828,850
Cincinnati,
Water System Revenue	5.00	6/1/11	1,000,000 a	1,080,850
Cincinnati,
Water System Revenue	5.00	12/1/32	4,000,000	4,188,040
Cincinnati City School District,
COP (City School District of
the City of Cincinnati School
Improvement Project) (Insured;
FSA)	5.00	12/15/32	3,000,000	3,120,810
Cincinnati City School District,
GO School Improvement Bonds
(Insured; MBIA)	5.38	12/1/11	6,560,000 a	7,248,866
Cincinnati State Technical and

Community College, General
Receipts Bonds (Insured; AMBAC)	5.25	10/1/22	2,825,000	3,011,167
Clermont County,
Hospital Facilities Revenue
(Mercy Health System)
(Insured; AMBAC)	5.63	9/1/16	4,250,000	4,344,903
Cleveland,
Waterworks Revenue (Insured;
MBIA)	5.50	1/1/21	8,000,000	9,214,160
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.00	12/1/18	2,345,000	2,525,307
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,655,000	3,909,571
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	6,250,000	6,759,750
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/19	1,860,000	2,005,805
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/20	1,400,000	1,509,746
Franklin County,
HR (Holy Cross Health System
Corporation)	5.80	6/1/16	260,000	261,537
Franklin County,
Multifamily Housing Mortgage
Revenue (Agler Green Project)
(Collateralized; GNMA)	5.80	5/20/44	1,200,000	1,222,356
Hamilton County,
EDR (King Highland Community
Urban Redevelopment
Corporation - University of
Cincinnati, Lessee, Project)
(Insured; MBIA)	5.00	6/1/33	2,000,000	2,070,840
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	17,940,000	6,710,636
Hamilton County,
Sewer System Revenue (Insured;
MBIA)	5.25	12/1/11	1,000,000 a	1,100,470
Highland Local School District,
GO School Improvement Bonds
(Insured; FSA)	5.75	12/1/11	2,020,000 a	2,259,653

Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/13	1,655,000	1,354,071
Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/14	1,655,000	1,293,432
Huron County,
Hospital Facilities
Improvement Revenue
(Fisher-Titus Medical Center)	5.25	12/1/37	2,000,000	2,015,260
Lebanon City School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	5.50	12/1/11	4,050,000 a	4,493,718
Mason City School District,
GO Unlimited Tax Bonds
(Insured; FSA)	5.25	12/1/31	5,000,000	5,715,800
Massillon City School District,
GO (Various Purpose
Improvement) (Insured; MBIA)	5.00	12/1/25	1,150,000	1,199,404
Milford Exempt Village School
District, GO School
Improvement Bonds (Insured;
FSA)	6.00	12/1/11	1,910,000 a	2,153,964
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000	2,103,080
North Royalton City School
District, GO School
Improvement Bonds (Insured;
MBIA)	6.10	12/1/09	2,500,000 a	2,726,250
Ohio
(Insured; FSA)	5.00	3/15/20	15,520,000 b,c	16,689,122
Ohio,
PCR (Standard Oil Company
Project) (Guaranteed; British
Petroleum Company PLC)	6.75	12/1/15	2,700,000	3,284,118
Ohio,
SWDR (USG Corporation Project)	5.60	8/1/32	3,000,000	2,790,750
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC)	5.00	5/1/23	2,250,000	2,339,797
Ohio State University,
General Receipts Bonds	5.25	6/1/23	2,625,000	2,820,169
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	7,700,000	8,101,555
Pickerington Local School
District, GO (School
Facilities Construction and

Improvement) (Insured; FGIC)	5.25	12/1/11	6,000,000 a	6,598,200
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,250,000	2,320,673
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000	2,547,800
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,145,000	2,052,593
Strongsville,
Library Improvement (Insured;
FGIC)	5.50	12/1/20	1,700,000	1,842,800
Summit County
(Insured; FGIC)	6.50	12/1/10	2,000,000 a	2,245,340
Summit County Port Authority,
Development Revenue (Bond Fund
Program-Twinsburg Township
Project)	5.13	5/15/25	660,000	631,844
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000	1,056,770
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Midwest Terminals Project)	6.00	11/15/27	1,800,000	1,808,406
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Toledo Express Airport Project)	6.38	11/15/32	2,425,000	2,497,968
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Town Square at Levis
Commons Special Assessment
Project)	5.40	11/1/36	1,165,000	1,139,114
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	2,165,000 a	2,411,637
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	1,500,000 a	1,670,880
University of Cincinnati,
General Receipts Bonds
(Insured; MBIA)	5.00	6/1/21	3,040,000	3,139,043
Warren,
Waterworks Revenue (Insured;

FGIC)	5.50	11/1/15	1,450,000	1,601,032
West Muskingum Local School
District, GO (School
Facilities Construction and
Improvement) (Insured; FGIC)	5.00	12/1/30	2,945,000	3,015,091
Youngstown,
GO Pension Bonds (Insured;
AMBAC)	5.38	12/1/10	2,195,000 a	2,396,962
Youngstown,
GO Pension Bonds (Insured;
AMBAC)	6.00	12/1/10	2,370,000 a	2,628,425
U.S. Related--8.1%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	722,875
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	993,200
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/31	5,000,000	5,699,300
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.25	6/1/26	1,935,000	1,770,351
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000	3,224,670
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	3,000,000	3,040,620
Total Long-Term Municipal Investments
(cost $184,238,883)				193,774,566
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.4%	Rate (%)	Date	Amount ($)	Value ($)

Ohio;
Trumbull County,
Health Care Facilities Revenue
and Improvement, Refunding
(Shepherd of the Valley
Lutheran Retirement Services,
Inc. Obligated Group)
(Insured; Radian Group and
Liquidity Facility; M&T Bank)	5.40	2/1/08	200,000 d	200,000
University of Toledo,
General Receipts (Insured;
FGIC and Liquidity Facility;
U.S. Bank NA)	7.00	2/1/08	2,410,000 d	2,410,000
Total Short-Term Municipal Investments
(cost $2,610,000)				2,610,000

Total Investments (cost $186,848,883)	103.1%	196,384,566
Liabilities, Less Cash and Receivables	(3.1%)	(5,979,428)
Net Assets	100.0%	190,405,138

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, this security amounted to $16,689,122 or 8.8% of net assets.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series
January 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.0%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania--96.4%
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	1,080,354
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/19	1,900,000	2,028,896
Armstrong School District,
GO (Insured; XLCA)	5.00	3/15/22	1,465,000	1,523,703
Bethlehem Area Vocational
Technical School Authority, LR
(Insured; MBIA)	5.00	9/1/19	895,000	919,308
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	5.90	1/1/27	250,000	246,512
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,496,025
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.00	12/1/11	1,480,000 a	1,618,084
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.38	12/1/11	1,340,000 a	1,483,300
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/12	1,230,000 a	1,369,937
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/18	25,000	27,072
Butler Area Sewer Authority,
Sewer Revenue (Insured; FGIC)	0.00	1/1/10	600,000	571,068
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,925,000	6,229,012
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	493,525
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	909,700

Charleroi Area School Authority,
School Revenue (Insured; FGIC)	0.00	10/1/20	2,000,000	1,131,200
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,600,000	1,588,224
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	1,000,000	1,119,140
Council Rock School District,
GO (Insured; MBIA)	5.00	11/15/11	1,400,000 a	1,529,164
Cumberland County Municipal
Authority, College Revenue
(Messiah College) (Insured;
AMBAC)	5.13	10/1/15	50,000	50,097
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	3,000,000	2,698,740
Delaware County	5.13	10/1/17	1,000,000	1,040,550
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania Inc. Project)
(Insured; FGIC)	5.00	11/1/37	5,165,000	5,125,075
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	5.40	9/1/16	2,000,000	2,044,680
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	1,000,000	996,550
Harrisburg Parking Authority,
Parking Revenue (Insured; FSA)	5.75	5/15/12	640,000 a	721,843
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/16	2,000,000	1,445,180
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	5/1/18	2,750,000	1,810,490
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/18	2,750,000	1,773,942
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/19	2,750,000	1,669,937
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	5/1/20	2,750,000	1,603,910
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/20	2,500,000	1,421,525

Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	1,024,530
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group) (Insured;
Assured Guaranty)	5.00	11/1/37	3,000,000	3,049,560
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	540,000	290,039
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	1,649,511
McKeesport Area School District,
GO (Insured; FGIC)	0.00	10/1/09	1,070,000	1,027,692
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/12	1,095,000	1,161,992
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000	1,501,385
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA)	5.25	12/1/15	1,035,000	1,133,739
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA)	5.25	12/1/16	50,000	54,770
Montgomery County Industrial
Development Authority, Revenue
(Haverford School Project)
(Insured; AMBAC)	4.00	3/15/23	500,000	471,245
Montour School District,
GO (Insured; FSA)	5.00	4/1/32	3,000,000	3,135,540
Neshaminy School District,
GO (Insured; MBIA)	5.00	4/15/16	1,250,000	1,367,425
Norristown
(Insured; Radian)	0.00	12/15/11	1,465,000	1,292,584
Norristown
(Insured; Radian)	0.00	12/15/13	735,000	590,661
North Allegheny School District,
GO (Insured; FGIC)	5.00	5/1/15	1,625,000	1,775,117
North Allegheny School District,
GO (Insured; FGIC)	5.05	11/1/21	1,455,000	1,546,956
North Schuylkill School District,
GO (Insured; FGIC)	5.00	11/15/28	635,000	648,208
Northampton County General Purpose
Authority, County Agreement
Revenue (Insured; FSA)	5.13	10/1/20	2,225,000	2,407,695
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project) (Insured;
Radian)	5.00	7/1/17	1,890,000	1,949,686
Pennsylvania Finance Authority,

Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/10	445,000 a	483,323
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.25	12/1/13	1,105,000	1,114,337
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/19	2,170,000	2,302,652
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/22	1,200,000	592,044
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/23	3,790,000	1,755,566
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/24	3,790,000	1,655,889
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/25	3,790,000	1,560,040
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.25	12/15/14	1,600,000	1,615,104
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/19	560,000	588,571
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/20	1,915,000	2,012,703
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/13	1,995,000	2,152,904
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/14	1,580,000	1,689,731
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000	5,385,800
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,485,000	2,558,680
Pennsylvania Housing Finance
Agency, SFMR	5.00	4/1/16	2,000,000	2,085,500
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	5,000,000	5,094,550
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	965,000	941,522
Pennsylvania Housing Finance

Agency, SFMR	4.88	10/1/31	3,000,000	2,877,780
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	2,210,000	2,049,665
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.25	6/15/15	1,000,000	1,033,970
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.25	6/15/16	1,200,000	1,240,764
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.00	12/1/08	350,000 a	361,963
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.00	12/1/23	75,000	76,579
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	4,325,000	4,440,175
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	690,000	708,140
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/22	1,815,000	1,932,521
Philadelphia
(Insured; XLCA)	5.25	2/15/14	2,000,000	2,157,780
Philadelphia,
Airport Revenue (Insured; MBIA)	5.00	6/15/25	510,000	512,468
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.50	7/1/15	1,550,000	1,627,469
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.25	8/1/22	2,000,000	2,125,880
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	4.50	11/1/23	1,570,000	1,562,543
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	4.50	11/1/24	1,000,000	980,330
Philadelphia,
Water and Wastewater Revenue
(Insured; MBIA)	5.60	8/1/18	800,000	901,192
Philadelphia Authority for
Industrial Development, LR
(Insured; FSA)	5.50	10/1/11	2,870,000 a	3,200,796
Philadelphia Authority for
Industrial Development,

Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,592,815
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	1,139,374
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,548,285
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	4,500,000	4,571,235
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Temple
University Hospital)	6.50	11/15/08	485,000	495,525
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000	1,777,995
Philadelphia Municipal Authority,
LR (Insured; FSA)	5.25	11/15/15	2,115,000	2,345,197
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.50	4/15/18	3,600,000	3,901,824
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.00	4/15/30	3,480,000	3,489,118
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,285,000	1,195,808
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/11	3,585,000 a	4,027,497
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.85	12/1/11	3,000,000 a	3,381,180
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	750,000 a	856,170
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	1,330,000 a	1,518,275
Sayre Health Care Facilities
Authority, Revenue (Guthrie

Health Issue)	6.25	12/1/13	470,000	517,498
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	250,000	273,573
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/21	1,165,000	1,225,324
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000	1,536,157
Scranton School District,
GO (Insured; MBIA)	5.00	4/1/18	1,390,000	1,434,563
Scranton School District,
GO (Insured; MBIA)	5.00	4/1/19	2,710,000	2,786,449
Scranton School District,
GO (Insured; FSA)	5.00	7/15/32	2,180,000	2,274,656
South Side Area School District,
GO (Insured; FGIC)	5.25	6/1/10	2,080,000 a	2,220,275
Spring-Ford Area School District,
GO (Insured; FSA)	5.00	4/1/21	1,015,000	1,083,046
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/17	1,055,000	1,167,452
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/18	1,110,000	1,205,682
State Public School Building
Authority, School Revenue
(Marple Newtown School
District Project) (Insured;
MBIA)	5.00	9/1/11	3,680,000 a	4,000,234
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/21	1,000,000	1,045,860
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/25	3,610,000	3,716,784
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.00	4/1/13	750,000 a	832,260
State Public School Building
Authority, School Revenue
(York School District Project)

(Insured; FSA)	5.00	5/1/18	545,000	587,526
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/17	1,660,000	1,780,317
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/18	2,010,000	2,126,218
Upper Merion Area School District,
GO	5.25	2/15/13	285,000 a	318,992
Warwick School District,
GO (Insured; FSA)	5.00	2/1/27	1,150,000	1,195,563
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	3,000,000	3,008,790
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne Memorial
Hospital Project) (Insured;
MBIA)	5.25	7/1/16	2,135,000	2,291,133
West Mifflin Area School District,
GO (Insured; FSA)	5.00	10/1/22	710,000	762,164
West Mifflin Sanitary Sewer
Municipal Authority, Sewer
Revenue (Insured; MBIA)	4.90	8/1/13	880,000	889,196
Westmoreland County
(Insured; FGIC)	0.00	12/1/08	1,590,000	1,558,232
Wilson Area School District,
GO (Insured; FGIC)	5.13	3/15/16	1,300,000	1,411,865
U.S. Related--1.6%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	320,000	331,302
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,023,040
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/16	540,000 a	626,065
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	1,000,000	1,017,300
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	460,000	460,133
Total Long-Term Municipal Investments
(cost $203,024,464)				211,771,956
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.3%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania;
Delaware County Authority,
Revenue (White Horse Village
Project) (LOC; Citizens Bank
of Pennsylvania)	1.95	2/1/08	1,515,000 b	1,515,000
Geisinger Authority,
Health System Revenue

(Geisinger Health System)
(Liquidity Facility; Wachovia
Bank)	1.97	2/1/08	1,000,000 b	1,000,000
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue, Refunding (City
of Philadelphia Funding
Program) (Insured; AMBAC and
Liquidity Facility; JPMorgan
Chase Bank)	7.75	2/7/08	2,500,000 b	2,500,000
Total Short-Term Municipal Investments
(cost $5,015,000)				5,015,000
Total Investments (cost $208,039,464)			100.3%	216,786,956
Liabilities, Less Cash and Receivables			(.3%)	(682,292)
Net Assets			100.0%	216,104,664

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Virginia Series
January 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--102.5%	Rate (%)	Date	Amount ($)	Value ($)

Virginia--79.4%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,552,190
Alexandria,
Consolidated Public Improvement	5.50	6/15/10	2,625,000 a	2,843,584
Alexandria,
GO	5.00	6/15/21	1,000,000	1,137,250
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000	993,380
Bristol,
Utility System Revenue
(Insured; MBIA)	5.25	7/15/20	2,185,000	2,376,187
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	1,200,000	1,239,192
Chesapeake,
GO Public Improvement	5.50	12/1/17	1,750,000	1,927,432
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,679,220
Dulles Town Center Community
Development Authority, Special
Assessment Tax (Dulles Town
Center Project)	6.25	3/1/26	2,950,000	2,971,800
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,655,000 a	1,782,187
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,830,000 a	1,970,636
Harrisonburg Industrial
Development Authority,
Hospital Facilities Revenue
(Rockingham Memorial Hospital)
(Insured; AMBAC)	4.25	8/15/26	1,000,000	955,440
James City County Economic
Development Authority,
Residential Care Facility
First Mortgage Revenue
(Williamsburg Landing, Inc.)	5.50	9/1/34	750,000	717,698
Loudoun County Sanitation
Authority, Water and Sewer
Revenue	5.00	1/1/33	2,000,000	2,079,880

Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000	1,151,950
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	446,645
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	500,000	529,305
Prince William County,
COP (Prince William County
Facilities) (Insured; AMBAC)	4.50	9/1/25	1,400,000	1,386,196
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(Catholic Diocese of Arlington)	5.50	10/1/33	1,000,000	1,033,130
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
FGIC)	5.25	7/15/17	3,100,000	3,457,864
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; MBIA)	5.50	7/1/21	2,500,000	2,624,025
Spotsylvania County Industrial
Development Authority, Public
Facility Revenue (Spotsylvania
School Facilities Project)
(Insured; AMBAC)	5.00	2/1/30	1,500,000	1,542,630
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.63	6/1/15	1,000,000 a	1,167,090
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; FSA)	5.00	7/1/24	1,000,000	1,063,660
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	1,000,000	936,040
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22	1,000,000	1,000,840
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.10	10/1/35	1,000,000	987,510
Virginia Housing Development
Authority, Multi-Family Housing	5.95	5/1/16	710,000	728,978
Virginia Public Building
Authority, Public Facilities
Revenue	5.75	8/1/10	2,700,000 a	2,924,910

Virginia Resource Authority,
Clean Water Revenue (State
Revolving Fund)	5.38	10/1/10	1,535,000 a	1,655,743
Western Virginia Regional Jail
Authority, Regional Jail
Facility Revenue (Insured;
MBIA)	5.00	6/1/21	1,000,000	1,085,400
U.S. Related--23.1%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	1,500,000 a	1,599,225
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	289,150
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	993,200
Puerto Rico Commonwealth
(Insured; MBIA)	5.50	7/1/12	5,900,000 b,c	6,390,113
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/12	50,000	54,154
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 a	3,351,780
Virgin Islands Water and Power
Authority, Electric System
Subordinated Revenue	5.00	7/1/31	1,300,000	1,266,694
Total Long-Term Municipal Investments
(cost $59,247,704)				61,892,308
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.7%	Rate (%)	Date	Amount ($)	Value ($)

Virginia;
Peninsula Ports Authority,
Coal Terminal Revenue,
Refunding (Dominion Terminal
Associates Project) (LOC;
Barclay Bank PLC)	1.88	2/1/08	500,000 d	500,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Liquidity Facility;
Wachovia Bank)	1.95	2/1/08	500,000 d	500,000
Total Short-Term Municipal Investments
(cost $1,000,000)				1,000,000
Total Investments (cost $60,247,704)			104.2%	62,892,308
Liabilities, Less Cash and Receivables			(4.2%)	(2,507,025)
Net Assets			100.0%	60,385,283

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, this security amounted to $6,390,113 or 10.6% of net assets.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier State Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)